ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,
	2016	2017

Accounts receivable	$279,650	$294,641
Allowance for doubtful accounts	(42,471)	(48,089)

	$237,179	$246,552

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2015	2016	2017

Balance at the beginning of year	$25,691	$34,259	$42,471
Additions	13,907	12,000	7,400
Deconsolidation of a subsidiary	-	-	(160)
Written off	(5,499)	(714)	(784)
Translation adjustment	160	(3,074)	(838)

Balance at the end of year	$34,259	$42,471	$48,089